Leases (Details Narrative) - Restatement adjustment - ASU 2016-02 [Member]	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Remaining lease term	2 years 3 months 18 days	7 years 1 month 6 days
Discount rate	4.70%	10.20%